Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstarct]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

The Company has performed its review of subsequent events through October 17, 2024. Subsequent to June 30, 2024:

The Company issued 31,353,911 ordinary shares pursuant to its PPA. As a result, the Company received proceeds of $3,787,312 and recorded a reduction of principal on its convertible notes of $5,284,550.

During July 2024 and October 2024, the Company restructured its operations to focus on its ColoAlert business in Europe, the development of its next generation product, and planning for the Early Detect 2 clinical study in the U.S. in 2025. In line with that focus, the Company implemented cost reduction efforts which included the reduction of its operating costs, including the reduction of personnel by 65%, reduction of external consulting costs, and the sale/closure of its European Oncology Lab (“EOL”) business in St. Ingbert, Germany. The sale of the EOL business included a payment to the Company of €35,000. Additionally, the Company amended the employment contracts of its CEO and CFO, reducing the salaries of those officers to 60% and 50% of their original salaries, respectively, effective November 1, 2024.

The Company issued 1,200,000 ordinary shares to a consultant related to an annual agreement.

On October 8, 2024, we issued a fourth promissory note under our PPA in the original principal amount of $1,500,000 with a 10% original issue discount. This note matures one year from the date of its issuance. The note carries any interest at a rate of 7% per annum, except if there is an event of default in which case the interest will increase to 15% per annum. We may prepay the note with at a 5% premium with advance written notice ranging between five business days and thirty calendar days prior to such prepayment, depending on the market price of our ordinary shares. The note is convertible at holder’s discretion into our ordinary shares at a fixed conversion price equal to the lower of either $0.25 per Ordinary Share or 92% of the average of the two lowest daily volume weighted average prices during the eight (8) consecutive trading days immediately preceding a conversion.